ACQUISITIONS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONS
Spanish CSP Portfolio
On February 11, 2020, Brookfield Renewable, through its investment in TerraForm Power, completed the acquisition of 100% of a portfolio of two concentrated solar power facilities (together, “Spanish CSP Portfolio”) located in Spain with a combined nameplate capacity of approximately 100 MW. The purchase price of this acquisition, including working capital adjustments, was €111 million ($121 million). The total acquisition costs of $1 million were expensed as incurred and have been classified under other in the consolidated statement of income (loss).
This investment was accounted for using the acquisition method, and the results of operations have been included in the consolidated financial statements since the date of the acquisition. If the acquisition had taken place at the beginning of the year, the revenue from the Spanish CSP Portfolio would have been $99 million for the year ended December 31, 2020.
The purchase price allocation, at fair value, with respect to the acquisition is as follows:

(MILLIONS)	Spanish CSP Portfolio
Cash and cash equivalents	$22
Restricted cash	27
Trade receivables and other current assets	33
Property, plant and equipment, at fair value	661
Deferred tax assets	14
Other non-current assets	8
Current liabilities	(17)
Financial instruments	(148)
Non-recourse borrowings	(475)
Decommissioning liabilities	(23)
Other long-term liabilities	(22)
Fair value of identifiable net assets acquired	80
Goodwill	41
Purchase price	$121
Completed in 2019
The following investments were accounted for using the acquisition method, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
India Wind Portfolio
Brookfield Renewable, along with its institutional partners, completed a transaction in India to acquire a 105 MW operating wind facility on June 7, 2019 and a 105 MW operating wind facility on July 8, 2019 (collectively, the “India Wind Portfolio”).
Brookfield Renewable, along with institutional partners, acquired the India Wind Portfolio for a total consideration of INR 4.6 billion ($67 million), plus a contingent payment expected to be INR 0.8 billion ($12 million). Brookfield Renewable holds a 25% economic interest and 100% voting interest. The total acquisition costs of less than $1 million were expensed as incurred and have been classified under other in the consolidated statement of income (loss).
If the acquisition had taken place at the beginning of the year, the revenue from the India Wind Portfolio would have been $37 million for the year ended December 31, 2019.
China Wind Facility
On September 30, 2019, Brookfield Renewable, along with its institutional partners, completed the acquisition of a 200 MW operating wind facility in China (“China Wind Facility”) for a total consideration of CNY 1,140 million ($160 million). Brookfield Renewable holds a 25% economic interest and 100% voting interest. The total acquisition costs of less than $1 million were expensed as incurred and have been classified under other in the consolidated statement of income (loss).
If the acquisition had taken place at the beginning of the year, the revenue from the China Wind Facility would have been $44 million for the year ended December 31, 2019.
United States Distributed Generation Portfolio (“DG Portfolio”)
On September 26, 2019, Brookfield Renewable, through its investment in TerraForm Power, acquired a 100% interest in a 320 MW distributed generation portfolio of renewable energy facilities in the United States, for total consideration of $735 million. The total acquisition costs of $5 million were expensed as incurred and have been classified under other in the consolidated statement of income (loss).
If the acquisition had taken place at the beginning of the year, the revenue from the DG Portfolio would have been $67 million for the year ended December 31, 2019.
The purchase price allocations, at fair value, with respect to the acquisitions are as follows:

(MILLIONS)	India Wind Portfolio	China Wind Facility	DG Portfolio	Total
Cash	$—	$—	$3	$3
Restricted cash	14	2	—	16
Trade receivables and other current assets	14	51	47	112
Property, plant and equipment, at fair value	243	307	753	1,303
Current liabilities	(1)	(23)	(8)	(32)
Current portion of non-recourse borrowings	(12)	(18)	—	(30)
Financial instruments	(4)	—	—	(4)
Non-recourse borrowings	(158)	(131)	—	(289)
Deferred income tax liabilities	(8)	(28)	—	(36)
Decommissioning liabilities	(5)	—	(33)	(38)
Other long-term liabilities	(4)	—	(27)	(31)
Fair value of identifiable net assets acquired	$79	$160	$735	$974
The following investments were accounted for using the equity method as Brookfield Renewable has significant influence through its position in the business, and the results of operations have been included in the audited annual consolidated financial statements since the date of investment.
X-Elio
In December 2019, Brookfield Renewable, along with its institutional partners, completed a 50-50 joint venture in respect of X-Elio. Headquartered in Spain, X-Elio's portfolio includes approximately 972 MW of operating solar, approximately 1,000 MW of assets under construction and a 5,000 MW development pipeline with a focus in Spain, Mexico, U.S. and Japan. Brookfield Renewable retains an approximate 12.5% economic interest in the joint venture. Brookfield Renewable's consideration was €124 million ($138 million).